UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: August 31, 2018        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2018

	Shares	Value
Common Stocks—98.1%
Consumer Discretionary—22.8%
AMC Networks, Inc., Class A*,1	22,904	$1,438,612
Best Buy Co., Inc.	16,890	1,343,768
BorgWarner, Inc.	24,604	1,076,917
Burlington Stores, Inc.*	10,442	1,756,136
Choice Hotels International, Inc.	16,365	1,277,288
Columbia Sportswear Co.	14,770	1,339,639
Darden Restaurants, Inc.	17,516	2,032,557
Foot Locker, Inc.	26,129	1,288,160
Lear Corp.	8,522	1,382,268
Lennar Corp., Class A	18,830	972,946
Michael Kors Holdings, Ltd. (United Kingdom)*	18,705	1,358,357
The Michaels Cos., Inc.*	54,491	925,802
Nordstrom, Inc.	25,610	1,609,589
Omnicom Group, Inc.	15,919	1,103,505
Polaris Industries, Inc.[1]	9,997	1,084,175
PulteGroup, Inc.	42,179	1,178,903
Ross Stores, Inc.	16,350	1,566,003
Six Flags Entertainment Corp.[1]	19,839	1,340,124
Thor Industries, Inc.[1]	12,236	1,167,804
Under Armour, Inc., Class C*	59,490	1,128,525
Urban Outfitters, Inc.*	28,030	1,302,834
VF Corp.	13,805	1,271,855
Visteon Corp.*	9,857	1,088,114
Total Consumer Discretionary		30,033,881
Consumer Staples—6.1%
Church & Dwight Co., Inc.	27,259	1,542,314
Energizer Holdings, Inc.	25,823	1,642,085
Herbalife Nutrition, Ltd.*	23,170	1,311,190
Nu Skin Enterprises, Inc., Class A	16,258	1,294,137
Pilgrim’s Pride Corp.*	30,958	572,413
Sysco Corp.	21,541	1,611,698
Total Consumer Staples		7,973,837
Financials—11.2%
Ameriprise Financial, Inc.	9,106	1,292,688
Citizens Financial Group, Inc.	33,398	1,374,662
Credit Acceptance Corp.*	3,633	1,659,227
E*TRADE Financial Corp.*	20,850	1,227,231
East West Bancorp, Inc.	9,082	575,708
Evercore, Inc., Class A	11,260	1,195,249
Lazard, Ltd., Class A	26,001	1,251,688
OneMain Holdings, Inc.*	36,780	1,349,826

	Shares	Value
The Progressive Corp.	24,284	$1,639,899
SVB Financial Group*	3,615	1,166,741
Synovus Financial Corp.	13,130	657,288
Western Alliance Bancorp.*	24,237	1,397,263
Total Financials		14,787,470
Health Care—15.3%
Agilent Technologies, Inc.	26,226	1,771,304
Bruker Corp.	39,528	1,406,406
Catalent, Inc.*	31,810	1,329,658
Centene Corp.*	13,864	2,030,799
Charles River Laboratories International, Inc.*	11,891	1,468,657
Encompass Health Corp.	16,540	1,349,499
Molina Healthcare, Inc.*	11,970	1,651,860
PerkinElmer, Inc.	17,106	1,581,107
Premier, Inc., Class A*	40,378	1,785,919
Veeva Systems, Inc., Class A*	19,891	2,075,825
WellCare Health Plans, Inc.*	6,437	1,947,643
Zoetis, Inc.	19,336	1,751,842
Total Health Care		20,150,519
Industrials—11.5%
Allison Transmission Holdings, Inc.	30,976	1,538,268
Copart, Inc.*	22,470	1,445,046
Cummins, Inc.	6,956	986,361
HD Supply Holdings, Inc.*	35,443	1,615,846
KAR Auction Services, Inc.	24,695	1,548,130
Landstar System, Inc.	15,967	1,848,979
Masco Corp.	20,401	774,626
Robert Half International, Inc.	18,502	1,446,486
Rockwell Automation, Inc.	9,781	1,769,970
Spirit AeroSystems Holdings, Inc., Class A	14,473	1,237,441
WW Grainger, Inc.	2,607	923,060
Total Industrials		15,134,213
Information Technology—24.9%
Arista Networks, Inc.*	6,279	1,877,296
Broadridge Financial Solutions, Inc.	13,113	1,772,091
Cadence Design Systems, Inc.*	28,910	1,359,926
CDK Global, Inc.	19,300	1,202,776
Citrix Systems, Inc.*	14,588	1,663,324
F5 Networks, Inc.*	7,453	1,409,511
Fortinet, Inc.*	32,487	2,721,111
KLA-Tencor Corp.	11,950	1,388,710
Lam Research Corp.	9,562	1,655,087
Maxim Integrated Products, Inc.	10,300	622,841

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—24.9% (continued)
Microchip Technology, Inc.[1]	21,232	$1,826,589
Motorola Solutions, Inc.	12,125	1,556,365
NetApp, Inc.	24,019	2,085,089
ON Semiconductor Corp.*	57,248	1,221,672
Paychex, Inc.	18,773	1,375,122
Red Hat, Inc.*	12,380	1,828,897
Skyworks Solutions, Inc.	11,527	1,052,415
Take-Two Interactive Software, Inc.*	11,414	1,524,454
Teradyne, Inc.	28,705	1,182,359
VeriSign, Inc.*	13,283	2,106,817
Zebra Technologies Corp., Class A*	8,209	1,409,814
Total Information Technology		32,842,266
Materials—4.0%
FMC Corp.	13,129	1,121,873
Freeport-McMoRan, Inc.	87,615	1,230,991
Huntsman Corp.	44,737	1,364,031
Steel Dynamics, Inc.	33,973	1,553,585
Total Materials		5,270,480
Real Estate—1.2%
CBRE Group, Inc., Class A*	31,830	1,553,622
Utilities—1.1%
NRG Energy, Inc.	42,006	1,486,592
Total Common Stocks (Cost $101,039,294)		129,232,880

	Principal Amount
Short-Term Investments—5.9%
Joint Repurchase Agreements—4.0%[2]
Citigroup Global Markets, Inc., dated 08/31/18, due 09/04/18, 1.970% total to be received $1,240,741 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% -11.000%, 09/15/18 -02/01/57, totaling $184,506)	$1,240,469	1,240,469

	Principal Amount	Value
Deutsche Bank Securities, Inc., dated 08/31/18, due 09/04/18, 1.970% total to be received $1,240,741 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.500% -8.500%, 03/01/19 -08/01/48, totaling $1,265,278)	$1,240,469	$1,240,469
JP Morgan Securities, LLC, dated 08/31/18, due 09/04/18, 1.950% total to be received $260,970 (collateralized by various U.S. Treasuries, 0.750% - 2.750%, 09/30/18 - 09/09/49, totaling $266,131)	260,913	260,913
Nomura Securities International, Inc., dated 08/31/18, due 09/04/18, 1.970% total to be received $1,240,741 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 09/15/18 - 07/20/68, totaling $1,265,278)	1,240,469	1,240,469
RBC Dominion Securities, Inc., dated 08/31/18, due 09/04/18, 1.970% total to be received $1,240,741 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 09/13/18 - 09/09/49, totaling $1,265,278)	1,240,469	1,240,469
Total Joint Repurchase Agreements		5,222,789

	Shares
Other Investment Companies—1.9%
Dreyfus Government Cash Management, Institutional Shares, 1.84%[3]	2,514,583	2,514,583
Total Short-Term Investments (Cost $7,737,372)		7,737,372
Total Investments—104.0% (Cost $108,776,666)		136,970,252
Other Assets, less Liabilities—(4.0)%		(5,293,636)
Net Assets—100.0%		$131,676,616

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $5,142,871 or 3.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the August 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$129,232,880	—	—	$129,232,880
Short-Term Investments
Joint Repurchase Agreements	—	$5,222,789	—	5,222,789
Other Investment Companies	2,514,583	—	—	2,514,583

Total Investments in Securities	$131,747,463	$5,222,789	—	$136,970,252

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of August 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2018

	Shares	Value
Common Stocks—96.7%
Consumer Discretionary—13.5%
Cambium Learning Group, Inc.*	145,455	$1,946,188
Cavco Industries, Inc.*	10,195	2,501,853
Chuy’s Holdings, Inc.*,1	54,738	1,584,665
Denny’s Corp.*	134,159	2,021,776
Entravision Communications Corp., Class A	380,829	1,999,352
Malibu Boats, Inc., Class A*	31,719	1,529,173
MCBC Holdings, Inc.*	85,362	2,353,430
Nautilus, Inc.*	124,543	1,824,555
New York & Co. Inc.*	356,925	1,624,009
RCI Hospitality Holdings, Inc.	52,027	1,687,236
Ruth’s Hospitality Group, Inc.	64,448	1,984,998
Skyline Champion Corp.[1]	81,116	2,345,064
ZAGG, Inc.*	134,928	2,185,834
Total Consumer Discretionary		25,588,133
Consumer Staples—4.6%
Calavo Growers, Inc.[1]	21,760	2,303,296
The Chefs’ Warehouse, Inc.*	64,148	1,885,951
Primo Water Corp.*	120,652	2,413,040
Turning Point Brands, Inc.	61,336	2,064,570
Total Consumer Staples		8,666,857
Energy—3.0%
Abraxas Petroleum Corp.*	350,888	789,498
Profire Energy, Inc.*	460,564	1,312,607
Renewable Energy Group, Inc.*,1	96,148	2,591,189
Solaris Oilfield Infrastructure, Inc., Class A*,1	53,760	925,747
Total Energy		5,619,041
Financials—11.3%
Bryn Mawr Bank Corp.	36,115	1,762,412
Enova International, Inc.*	51,404	1,706,613
Green Bancorp, Inc.	68,750	1,650,000
Health Insurance Innovations, Inc., Class A*	34,163	1,807,223
Kingstone Cos., Inc.	135,779	2,518,700
Kinsale Capital Group, Inc.	31,139	1,892,317
Ladenburg Thalmann Financial Services, Inc.	550,186	1,898,142
Meta Financial Group, Inc.	17,924	1,552,218
Metropolitan Bank Holding Corp.*	33,632	1,386,984
NMI Holdings, Inc., Class A*	75,425	1,629,180
Preferred Bank	15,169	928,494
Pzena Investment Management, Inc., Class A	109,033	990,020

	Shares	Value
Silvercrest Asset Management Group, Inc., Class A	100,575	$1,594,114
Total Financials		21,316,417
Health Care—23.8%
Addus HomeCare Corp.*	26,648	1,729,455
American Renal Associates Holdings, Inc.*,1	58,130	1,275,953
ANI Pharmaceuticals, Inc.*	39,273	2,285,689
Apollo Medical Holdings, Inc.*	51,634	787,419
BioLife Solutions, Inc.*	66,686	1,597,797
BioSpecifics Technologies Corp.*	34,758	1,864,419
ChemoCentryx, Inc.*	67,354	887,726
Civitas Solutions, Inc.*	125,137	2,002,192
Enzo Biochem, Inc.*	146,475	672,320
Harvard Bioscience, Inc.*	250,341	1,489,529
HealthStream, Inc.	84,979	2,696,384
iRadimed Corp.*,1	56,581	1,555,977
Lantheus Holdings, Inc.*	96,233	1,549,351
LeMaitre Vascular, Inc.	59,204	2,220,742
LHC Group, Inc.*	33,002	3,264,888
NeoGenomics, Inc.*	90,344	1,251,264
Orthofix Medical, Inc.*	40,477	2,167,948
R1 RCM, Inc.*	205,187	2,045,714
RadNet, Inc.*	161,409	2,235,515
Recro Pharma, Inc.*	115,755	738,517
Simulations Plus, Inc.	89,595	1,868,056
Tabula Rasa HealthCare, Inc.*	23,330	2,045,341
Tactile Systems Technology, Inc.*,1	17,622	1,192,481
US Physical Therapy, Inc.	8,689	1,088,297
Vanda Pharmaceuticals, Inc.*	123,776	2,391,971
Vericel Corp.*	169,943	2,073,305
Total Health Care		44,978,250
Industrials—14.8%
Barrett Business Services, Inc.	23,733	1,780,687
Blue Bird Corp.*,1	66,417	1,524,270
Commercial Vehicle Group, Inc.*	168,543	1,644,980
CRA International, Inc.	43,909	2,509,838
Daseke, Inc.*,1	187,644	1,686,920
Douglas Dynamics, Inc.	48,791	2,234,628
Energy Recovery, Inc.*	186,693	1,809,055
Heritage-Crystal Clean, Inc.*	67,190	1,565,527
Kadant, Inc.	9,294	939,159
Lawson Products, Inc.*	83,200	2,803,840
NV5 Global, Inc.*,1	27,709	2,450,861

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—14.8% (continued)
PGT Innovations, Inc.*	106,891	$2,597,451
Sterling Construction Co., Inc.*	155,698	2,265,406
Willdan Group, Inc.*	67,008	2,102,041
Total Industrials		27,914,663
Information Technology—18.8%
American Software, Inc., Class A	160,512	2,886,006
Asure Software, Inc.*	65,891	990,342
Blucora, Inc.*	38,827	1,405,537
CalAmp Corp.*	79,119	1,859,296
Carbonite, Inc.*	73,596	3,057,914
Care.com, Inc.*	79,604	1,546,706
CyberOptics Corp.*	17,915	399,504
Fabrinet (Thailand)*	60,488	2,895,561
Ichor Holdings, Ltd.*,1	31,791	824,341
inTEST Corp.*	119,879	1,048,941
Lantronix, Inc.*	229,092	1,218,769
NVE Corp.	12,532	1,424,638
Pixelworks, Inc.*,1	394,686	2,174,720
PRGX Global, Inc.*	267,407	2,553,737
QuinStreet, Inc.*	180,644	2,740,369
Silicom, Ltd. (Israel)*,1	44,792	1,728,971
TransAct Technologies, Inc.	119,578	1,686,050
Upland Software, Inc.*	81,520	3,034,174
Zix Corp.*	396,061	2,198,139
Total Information Technology		35,673,715
Materials—3.3%
KMG Chemicals, Inc.	30,170	2,337,572
Trecora Resources*	149,799	2,097,186
Universal Stainless & Alloy Products, Inc.*	61,244	1,854,468
Total Materials		6,289,226
Real Estate—1.0%
UMH Properties, Inc., REIT	118,265	1,887,509
Telecommunication Services—1.5%
Boingo Wireless, Inc.*	88,062	2,913,091
Utilities—1.1%
Pure Cycle Corp.*,1	189,894	2,136,307
Total Common Stocks (Cost $156,709,214)		182,983,209

	Principal Amount	Value
Short-Term Investments—7.1%
Joint Repurchase Agreements—4.0%[2]
Citigroup Global Markets, Inc., dated 08/31/18, due 09/04/18, 1.970% total to be received $1,817,859 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 11.000%, 09/15/18 - 02/01/57, totaling $1,853,810)	$1,817,461	$1,817,461
Deutsche Bank Securities, Inc., dated 08/31/18, due 09/04/18, 1.970% total to be received $1,817,859 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.500% - 8.500%, 03/01/19 - 08/01/48, totaling $1,853,810)	1,817,461	1,817,461
JP Morgan Securities LLC, dated 08/31/18, due 09/04/18, 1.950% total to be received $382,300 (collateralized by various U.S. Treasuries, 0.750% - 2.750%, 09/30/18 - 09/09/49, totaling $389,861)	382,217	382,217
Nomura Securities International, Inc., dated 08/31/18, due 09/04/18, 1.970% total to be received $1,817,859 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 09/15/18 - 07/20/68, totaling $1,853,810)	1,817,461	1,817,461
RBC Dominion Securities, Inc., dated 08/31/18, due 09/04/18, 1.970% total to be received $1,817,859 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 09/13/18 - 09/09/49, totaling $1,853,810)	1,817,461	1,817,461
Total Joint Repurchase Agreements		7,652,061

	Shares
Other Investment Companies—3.1%
Dreyfus Government Cash Management, Institutional Shares, 1.84%[3]	5,898,226	5,898,226
Total Short-Term Investments (Cost $13,550,287)		13,550,287
Total Investments—103.8% (Cost $170,259,501)		196,533,496
Other Assets, less Liabilities—(3.8)%		(7,242,425)
Net Assets—100.0%		$189,291,071

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $7,553,280 or 4.0% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the August 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT    Real Estate Investment Trust

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of August 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$182,983,209	—	—	$182,983,209
Short-Term Investments
Joint Repurchase Agreements	—	$7,652,061	—	7,652,061
Other Investment Companies	5,898,226	—	—	5,898,226

Total Investments in Securities	$188,881,435	$7,652,061	—	$196,533,496

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of August 31, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: October 22, 2018

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: October 22, 2018